BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION
Schedule of original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of financial assets and financial liabilities as at January 1, 2018

	2017	2018		2017	2018
	classification under IAS 39	classification under IFRS 9		carrying amount under IAS 39	carrying amount under IFRS 9
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost		$56,285	$56,285
Trade receivables	Loans and receivables with embedded derivatives	FVTPL		11,067	11,067
Other assets	FVTPL	FVTPL		132	132
Restricted cash	Loans and receivables	Amortized cost		5,036	5,036

Financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Other financial liabilities		$53,436	$53,436
Restricted share unit liability	FVTPL	FVTPL		2,730	2,730
Senior secured term credit facility	Other financial liabilities	Other financial liabilities		365,890	365,890
Offtake obligation	FVTPL	FVTPL		78,085	78,085
Stream obligation	FVTPL	FVTPL	(1)	224,020	224,020
Debt portion of convertible note	Other financial liabilities	Other financial liabilities		76,582	76,582
(1)

The fair value changes associated with the stream obligation attributable to the changes in the credit risk is presented in OCI and the remaining amount of the change in the fair value is presented in earnings (loss).